Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 2,087	$ 5,096	$ 11,424	$ 12,115	$ 2,381
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for loan losses	4,000	1,500	9,923	7,550	1,625
Changes in deferred tax asset, net			(380)	(1,708)	(418)
Share based compensation expense	279	69	659	275	231
Gain on sale of SBA loans			(586)	(266)
Writedown of other real estate owned				10
Loss on sale of other real estate owned		375	344		38
Loss on disposal of fixed assets				7
Amortization of premium on securities, net	8	13	34	60	2
Accretion of fees on derivative instruments	(51)	(23)	(180)
Accretion of SBA Paycheck Protection Program fees	(1,350)	(7,633)	(19,249)	(10,223)
Depreciation, amortization and accretion	(388)	77	(270)	78	869
Earnings on bank-owned life insurance	(144)	(128)	(567)	(354)	(258)
Changes in operating assets and liabilities:
Originations of loans held for sale				(5,003)
Proceeds from sale of loans held for sale		2,345	2,346	3,840
Accrued interest receivable and other assets	(15,862)	180	749	(9,699)	(1,324)
Accrued interest payable and other liabilities	12,303	712	337	(336)	441
Net cash provided by operating activities	882	2,583	4,584	(3,654)	3,587
Cash flows from investing activities:
Net increase in interest bearing deposits in other banks		(2)	(2)		(2)
Increase in non-marketable equity securities	(3,800)	(18)	(3,120)	(987)	1,375
Investment securities available-for-sale activity:
Purchases	(101,082)		(1,997,000)	(1,923,756)	(599,988)
Maturities, calls and principal paydowns	698	840	1,996,989	1,902,560	600,320
Termination fee proceeds from derivative instruments		945	945
Net originations on loans held for investment	(376,993)	(129,034)	(493,601)	(482,413)	(120,708)
Net additions to bank premises and equipment	(2,324)	(399)	(5,620)	(1,354)	(2,976)
Proceeds from disposal of fixed assets				59
Construction additions on foreclosed assets				(230)	(395)
Proceeds from sales of foreclosed assets		520	1,347		675
Purchase of bank owned life insurance				(10,000)
Deposit proceeds from pending sales of foreclosed assets	10
Net cash acquired from acquisition of Heritage Bancorp, Inc.				16,112
Net cash used in investing activities	(483,491)	(127,148)	(500,062)	(500,009)	(121,699)
Cash flows from financing activities:
Net increase in deposits	446,060	179,453	507,726	566,774	72,559
Net repayment of FHLB Advances		(20,000)	(20,000)	40,000
Proceeds from subordinated debt offering	80,507
Proceeds from issuance of notes payable				11,000	8,000
Repayment of notes payable		(375)	(32,875)	(7,500)	(1,500)
Proceeds from stock warrants exercised			19
Proceeds from stock options exercised	55	616	995	385	301
Net redemption of treasury stock			(121)	(38)	(527)
Net cash provided by financing activities	526,904	159,853	618,943	611,158	79,278
Increase in cash and cash equivalents	44,295	35,288	123,465	107,495	(38,834)
Cash and cash equivalents at beginning of period	327,025	203,560	203,560	96,065	134,899
Cash and cash equivalents at end of period	371,320	238,848	327,025	203,560	96,065
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	2,023	3,226	10,840	14,891	15,791
Cash paid for income taxes		2,000	6,525	2,656	990
Supplemental Disclosure of Noncash Investing and Financing Activities:
Loans transferred to other real estate owned, net				1,380	32
Initial recognition of lease liability	10,890
Net (increase) decrease in fair value of ESOP-owned shares		(317)	(317)	18	(13)
Terminated ESOP put option			2,266
Private Placement Offering
Cash flows from financing activities:
Proceeds from issuance of common stock			70,509
Initial Public Offering
Cash flows from financing activities:
Proceeds from issuance of common stock			92,043
ESOP Contributions
Cash flows from financing activities:
Proceeds from issuance of common stock	$ 282	$ 159	$ 647	537	$ 445
Heritage Bancorp, Inc.
Supplemental Disclosure of Noncash Investing and Financing Activities:
Common stock issued for acquisition of Heritage Bancorp, Inc.				$ 50,861